Share Based Compensation (Details) - Schedule of Options Granted to Employees are Measured Based on the Grant Date Fair Value of the Equity Instrument $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($) $ / shares shares
Schedule of Options Granted to Employees are Measured Based on the Grant Date Fair Value of the Equity Instrument [Abstract]
Number of Options, outstanding ending balance (in Shares) | shares	2,334,906
Weighted Average Exercise Price, outstanding ending balance	$ 1.69
Weighted Average Grant date Fair Value, outstanding ending balance	$ 5,080.00
Weighted Average Remaining Contractual Term, outstanding ending balance	8 years 18 days
Aggregate Intrinsic Value, outstanding ending balance (in Dollars) | $	$ 452
Number of Options Granted (in Shares) | shares
Weighted Average Exercise Price Granted
Weighted Average Grant date Fair Value Granted
Weighted Average Remaining Contractual Term Granted
Aggregate Intrinsic Value Granted (in Dollars) | $
Number of Options Exercised (in Shares) | shares	(13,900)
Weighted Average Exercise Price Exercised	$ 0.05
Weighted Average Grant date Fair Value Exercised	$ 50.00
Weighted Average Remaining Contractual Term Exercised	2 months 19 days
Aggregate Intrinsic Value Exercised (in Dollars) | $
Number of Options, outstanding ending balance (in Shares) | shares	2,321,006
Weighted Average Exercise Price, outstanding ending balance	$ 1.7
Weighted Average Grant date Fair Value, outstanding ending balance	$ 2,320
Weighted Average Remaining Contractual Term, outstanding ending balance	7 years 6 months 14 days
Aggregate Intrinsic Value, outstanding ending balance (in Dollars) | $	$ 306
Number of Options Vested and exercisable (in Shares) | shares	2,199,006
Weighted Average Exercise Price Vested and exercisable	$ 1.41
Weighted Average Grant date Fair Value Vested and exercisable	$ 2,080.00
Weighted Average Remaining Contractual Term Vested and exercisable	7 years 6 months 14 days
Aggregate Intrinsic Value Vested and exercisable (in Dollars) | $	$ 306